Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]

1. Basis of Presentation and General Information

Euroseas Ltd. was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of certain ship-owning companies. Euroseas Ltd., through its wholly owned vessel owning subsidiaries (collectively the "Company" or “Euroseas”) is engaged in the ocean transportation of containers through ownership and operation of containerships. Euroseas’ common shares trade on the Nasdaq Capital Market under the ticker symbol “ESEA”.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Management Company” or “Manager”), a corporation controlled by members of the Pittas family. Eurobulk has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services and executive management services, in consideration for fixed and variable fees (see Note 6).

The Pittas family is the controlling shareholder of Friends Investment Company Inc., Containers Shareholders Trinity Ltd., Eurobulk Marine Holdings Inc. and Family United Navigation Co., which, in turn, collectively own 57.8% of the Company’s shares as of June 30, 2025.

The accompanying unaudited condensed consolidated financial statements include the accounts of Euroseas Ltd., and its wholly owned vessel owning subsidiaries and should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2024 as filed with the U.S. Securities and Exchange Commission ("SEC") on Form 20-F on May 15, 2025.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) for interim financial information. Accordingly, they do not include all the information and notes required by US GAAP for complete financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2025 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2025.

On January 3, 2025, the Company announced its intent to spin-off the Company’s older three vessels, M/V “Aegean Express”, M/V “Diamantis P” and M/V “Joanna”, into a separate company, Euroholdings Ltd. (“Euroholdings”), which applied for listing on the NASDAQ Capital Market. The Company contributed the three vessel owning companies to Euroholdings on January 8, 2025 in exchange for 100% of the shares of Euroholdings, which it would then distribute to its shareholders upon the spin-off distribution. Shares of Euroholdings Ltd. were distributed on March 17, 2025 (the “Distribution Date”) to shareholders of record of the Company as of March 7, 2025 (the “Record Date”). The Company’s shareholders received one share of common stock of Euroholdings Ltd. for every two and a half shares of common stock of the Company they owned as of the Record Date. Beginning on March 18, 2025, the common shares of Euroholdings Ltd. began trading on NASDAQ under the symbol “EHLD".

The transaction was accounted for as a transfer of net assets between entities under common control in accordance with ASC 805-50. Accordingly, the assets and liabilities were transferred at their historical carrying amounts, and no gain or loss was recognized. The assets and liabilities that were transferred to Euroholdings Ltd. on March 17, 2025 at their recorded amounts (no impairment of value was required) were as follows:

March 17, 2025
Cash and cash equivalents	2,318
Due from former parent company (*)	13,129,541
Due from related company	1,266,246
Trade accounts receivable, net	264,305
Prepaid expenses	149,726
Other receivables	49,425
Inventories	207,677
Total current assets	15,069,238
Vessels, net	3,585,027
Total long-term assets	3,585,027
Total assets	18,654,265
Trade accounts payable	495,227
Accrued expenses	483,096
Deferred revenues	344,220
Total current liabilities	1,322,543
Total liabilities	1,322,543
Distribution of net assets of Euroholdings Ltd. to the Company’s shareholders	17,331,722

(*) Subsequent to the Distribution Date and up to March 31, 2025, the Company transferred to a bank account of Euroholdings Ltd the proceeds from the sale of vessel Diamantis amounting to $13,129,541, settling the “Due from former parent company” balance presented above.